Personnel costs (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Summary of Personal Costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2021	2020	2019
Salaries	6,625	6,508	6,590
Social security charges (including defined-contribution pension plans)	1,929	1,874	1,949
Stock options and other share-based payment expense	244	274	252
Defined-benefit plans(a)	273	162	168
Other employee benefits	269	261	229
Total	9,340	9,079	9,188
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).